AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	£ 24.7	£ 24.3	£ 22.4
Services relating to taxation:
Services relating to taxation			0.3
Other non-audit fees:
Other non-audit fees	2.0	3.6	1.6
Total fees payable to the Company’s auditors by the Group	26.7	27.9	24.3
Audit of the company's current year annual report [Member]
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	1.5	1.5	1.5
Audit of the company's subsidiaries pursuant to legislation [Member]
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	19.1	18.6	14.7
Other services supplied pursuant to legislation [Member]
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	2.9	3.0	3.1
Total audit fees [Member]
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	23.5	23.1	19.3
Other services – audit related fees [Member]
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	1.2	1.2	3.1
Taxation compliance services [Member]
Services relating to taxation:
Services relating to taxation			0.2
All other taxation advisory services [Member]
Services relating to taxation:
Services relating to taxation			0.1
Services relating to corporate finanace transactions [Member]
Other non-audit fees:
Other non-audit fees		1.2	0.1
Other services [member]
Other non-audit fees:
Other non-audit fees	£ 2.0	£ 2.4	£ 1.5